BUSINESS AND SEGMENT REPORTING (Reconcilation of Assets of Segments to Consolidated Amounts) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Adjusted total assets	$ 1,589,644	$ 1,565,678	$ 1,697,054
Cash and cash equivalents	60,027	92,001
Total assets	1,664,484	1,662,521
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Restricted cash	10,579
Unrestricted cash	60,027	92,001
Other Segments [Member]
Segment Reporting Information [Line Items]
Adjusted total assets	102,025	76,915	$ 43,340
Other unallocated amounts	4,234	4,842
Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted total assets	$ 1,589,644	$ 1,565,678